Expense Example	May 30, 2025 USD ($)
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund | Yorktown Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	938
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,038
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund | Yorktown Growth Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,207
Expense Example, with Redemption, 10 Years	2,622
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund | Yorktown Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,552
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,394
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,928
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,196
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	1,935
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND | YORKTOWN SMALL-CAP FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	731
Expense Example, with Redemption, 3 Years	1,150
Expense Example, with Redemption, 5 Years	1,594
Expense Example, with Redemption, 10 Years	2,822
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND | YORKTOWN SMALL-CAP FUND Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	241
Expense Example, with Redemption, 3 Years	837
Expense Example, with Redemption, 5 Years	1,458
Expense Example, with Redemption, 10 Years	3,133
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND | YORKTOWN SMALL-CAP FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	2,121
Yorktown Treasury Advanced Total Return Fund Institutional Class | Yorktown Treasury Advanced Total Return Fund | Yorktown Treasury Advanced Total Return Fund Institutional Class [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	286
Yorktown Multi Sector Bond Fund Class C | Yorktown Multi-Sector Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	$ 1,998